UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Address:   1919 14th Street, Suite 300
           --------------------------------------------------
           Boulder, Colorado 80302
           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     (303) 939-8273
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey D. Heyman              Boulder, Colorado          2/14/06
       ------------------------   ------------------------------   ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             -1-
                                               -------------

Form 13F Information Table Entry Total:        63
                                               -------------

Form 13F Information Table Value Total:        $119,862
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                      Name
---               ------------------
1                 Woodbourne Investment Management LLC

Jeffrey D. Heyman shares investment discretion with and is reporting on behalf of Woodbourne Investment Management LLC with respect to the securities reported herein which are designated by the number 1. With respect to the securities reported herein which are not designated by the number 1, Jeffrey D. Heyman exercises sole discretion over those securities. Woodbourne Investment Management LLC is filing a Form 13-F simultaneously herewith.



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AIM SELECT REAL ESTATE INCM       SHS             00888R107    1661   110,900  SH        SOLE               110,900
AIM SELECT REAL ESTATE INCM       SHS             00888R107   6,256   417,600  SH       OTHER      1                   417,600
AEW REAL ESTATE INCOME FD         COM             00104H107     832    45,000  SH        SOLE                45,000
AEW REAL ESTATE INCOME FD         COM             00104H107     563    30,500  SH       OTHER      1                    30,500
ARCHSTONE-SMITH TR                COM             039583109   1,227    29,300  SH       OTHER      1                    29,300
AVALONBAY CMNTYS INC              COM             053484101   2,106    23,600  SH       OTHER      1                    23,600
BRE PROPERTIES INC                CL A            05564E106   1,537    33,800  SH       OTHER      1                    33,800
BRE PROPERTIES INC                CL A            05564E106   1,633    35,900  SH       OTHER      1                    35,900
CAPSTEAD MTG CORP                 PFD B CV $1.26  14067E308     253    20,300  SH       OTHER      1                    20,300
CARRAMERICA RLTY CORP             COM             144418100   1,728    49,900  SH       OTHER      1                    49,900
COHEN & STEERS QUALITY RLTY       COM             19247L106     696    36,200  SH        SOLE                36,200
COHEN & STEERS QUALITY RLTY       COM             19247L106      38     2,000  SH       OTHER      1                     2,000
COHEN & STEERS PREM INC RLTY      COM             19247V104   2,741   137,106  SH       OTHER      1                   137,106
COHEN & STEERS ADV INC RLTY       COM             19247W102     381    18,700  SH       OTHER      1                    18,700
COHEN & STEERS REIT & PFD INC     COM             19247X100     719    27,800  SH        SOLE                27,800
COHEN & STEERS REIT & PFD INC     COM             19247X100   1,261    48,800  SH       OTHER      1                    48,800
COHEN & STEERS REIT AND UTIL I    COM             19247Y108     318    18,000  SH       OTHER      1                    18,000
COHEN & STEERS ADV INC RLTY       COM             19427W102     245    12,000  SH       OTHER      1                    12,000
CRESCENT REAL ESTATE EQUITIE      PFD CV A 6.75%  225756204      28     1,300  SH       OTHER      1                     1,300
DEVELOPERS DIVERSIFIED RLTY       COM             251591103     433     9,200  SH       OTHER      1                     9,200
EQUITY OFFICE PROPERTIES TRU      PFD CV B 5.25%  294741509   1,536    30,500  SH       OTHER      1                    30,500
EQUITY RESIDENTIAL                SH BEN INT      29476L107     258     6,600  SH       OTHER      1                     6,600
ESSEX PPTY TR INC                 COM             297178105     673     7,300  SH       OTHER      1                     7,300
FEDERAL REALTY INVT TR            SH BEN INT NEW  313747206   4,130    68,100  SH       OTHER      1                    68,100
GLENBOROUGH RLTY TR INC           PFD CV SER A%   37803P204     201     7,962  SH       OTHER      1                     7,962
HILTON HOTELS CORP                COM             432848109   4,417   183,200  SH       OTHER      1                   183,200
HOST MARRIOTT CORP NEW            COM             44107P104   4,597   242,600  SH       OTHER      1                   242,600
ING CLARION GLB RE EST INCM       COM             44982G104   3,459   212,200  SH       OTHER      1                   212,200
ING CLARION REAL EST INCOME       COM SHS         449788108     323    21,000  SH        SOLE                21,000
MACERICH CO                       COM             554382101   1,027    15,300  SH       OTHER      1                    15,300
MACK CALI RLTY CORP               COM             554489104   3,387    78,400  SH       OTHER      1                    78,400
MAGUIRE PPTYS INC                 COM             559775101   1,115    36,100  SH       OTHER      1                    36,100
NEUBERGER BERMAN REAL INCM F      COM             64126D106      53     2,400  SH       OTHER      1                     2,400
NEUBERGER BERMAN REALTY INC FD    COM             64126G109   1,515    83,600  SH        SOLE                83,600
NEUBERGER BERMAN REALTY INC FD    COM             64126G109   2,147   118,500  SH       OTHER      1                   118,500
NEUBERGER BERMAN RE ES SEC F      COM             64190A103   1,495   107,600  SH        SOLE               107,600
NEUBERGER BERMAN RE ES SEC F      COM             64190A103   1,821   131,100  SH       OTHER      1                   131,100
NUVEEN DIVERSIFIED DIV INCM       COM             6706EP105      54     3,300  SH       OTHER      1                     3,300
NUVEEN REAL ESTATE INCOME FD      COM             67071B108     508    25,400  SH        SOLE                25,400
NUVEEN REAL ESTATE INCOME FD      COM             67071B108     120     6,000  SH       OTHER      1                     6,000
PAN PACIFIC RETAIL PPTYS INC      COM             69806L104   7,057   105,500  SH       OTHER      1                   105,500
PENNSYLVANIA RL ESTATE INVT       SH BEN INT      709102107     751    20,100  SH       OTHER      1                    20,100
PUBLIC STORAGE INC                COM             74460D109   4,869    71,900  SH       OTHER      1                    71,900
RMR REAL ESTATE FD                SH BEN INT      74963F106     388    29,500  SH       OTHER      1                    29,500
REAL ESTATE INCOME FUND INC       COM             755881109   2,251   120,900  SH       OTHER      1                   120,900
REGENCY CTRS CORP                 COM             758849103   4,840    82,100  SH       OTHER      1                    82,100
SCUDDER RREEF REAL ESTATE FD      COM             81119Q100   2,057   100,000  SH        SOLE               100,000
SCUDDER RREEF REAL ESTATE FD      COM             81119Q100   3,038   147,680  SH       OTHER      1                   147,680
SCUDDER RREEF REAL EST FD II      COM             81119R108   1,254    81,700  SH        SOLE                81,700
SCUDDER RREEF REAL EST FD II      COM             81119R108   7,670   499,700  SH       OTHER      1                   499,700
SHURGARD STORAGE CTRS INC         COM             82567D104   2,263    39,900  SH       OTHER      1                    39,900
SIMON PPTY GROUP INC NEW          COM             828806109   1,050    13,700  SH       OTHER      1                    13,700
STARWOOD HOTELS&RESORTS WRLD      PAIRED CTF      85590A203   5,288    82,800  SH       OTHER      1                    82,800
STRATEGIC HOTEL CAP INC           COM             86272T106     994    48,300  SH       OTHER      1                    48,300
SUN COMMUNITIES INC               COM             866674104     452    14,400  SH       OTHER      1                    14,400
SUNSTONE HOTEL INVS INC NEW       COM             867892101   1,026    38,600  SH       OTHER      1                    38,600
TANGER FACTORY OUTLET CTRS I      COM             875465106     989    34,400  SH       OTHER      1                    34,400
TAUBMAN CTRS INC                  COM             876664103   3,986   114,700  SH       OTHER      1                   114,700
TRIZEC PROPERTIES INC             COM             89687P107   4,946   215,800  SH       OTHER      1                   215,800
VORNADO RLTY TR                   SH BEN INT      929042109   3,038    36,400  SH       OTHER      1                    36,400
VORNADO RLTY TR                   PFD CONV SER A  929042208   2,237    19,000  SH       OTHER      1                    19,000
WASHINGTON REAL ESTATE INVT       SH BEN INT      939653101   1,351    44,500  SH       OTHER      1                    44,500
POST PPTYS INC                    COM             737464107     575    14,400  SH       OTHER      1                    14,400

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